Future Minimum Lease Payments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Operating Leased Assets [Line Items]
2025	₨ 20,541.8	$ 246.5
2026	20,162.6	241.9
2027	19,678.9	236.1
2028	18,817.6	225.8
2029	17,610.2	211.3
Thereafter	86,273.8	1,035.2
Total lease payments	183,084.9	2,196.8
Less: imputed interest	52,041.9	624.4
Total operating lease liabilities	₨ 131,043.0	$ 1,572.4	₨ 97,658.9
Weighted average remaining lease term (in years)	10 years 2 months 12 days	10 years 2 months 12 days
Weighted average discount rate	7.25%	7.25%